Exhibit 99.1

NISSAN AUTO LEASE TRUST 2016-B

Servicer’s Report

Collection Period Start	1-Oct-18	Distribution Date	15-Nov-18
Collection Period End	31-Oct-18	30/360 Days	30
Beg. of Interest Period	15-Oct-18	Actual/360 Days	31
End of Interest Period	15-Nov-18

SUMMARY

	Coupon Rate	Initial Balance	Beginning Balance	Ending Balance	Pool Factor
Total Portfolio		1,357,159,875.53	403,985,478.74	350,733,595.63	0.2584320
Total Securities		1,357,159,875.53	403,985,478.74	350,733,595.63	0.2584320
Class A-1 Notes	0.750000%	120,000,000.00	0.00	0.00	0.0000000
Class A-2a Notes	1.260000%	375,000,000.00	0.00	0.00	0.0000000
Class A-2b Notes	2.559500%	160,000,000.00	0.00	0.00	0.0000000
Class A-3 Notes	1.500000%	388,000,000.00	89,825,603.21	36,573,720.10	0.0942622
Class A-4 Notes	1.610000%	97,000,000.00	97,000,000.00	97,000,000.00	1.0000000
Certificates	0.000000%	217,159,875.53	217,159,875.53	217,159,875.53	1.0000000

	Principal Payment Due	Interest Payment	Principal per $1000 Face Amount	Interest per $1000 Face Amount
Class A-1 Notes	0.00	0.00	0.0000000	0.0000000
Class A-2a Notes	0.00	0.00	0.0000000	0.0000000
Class A-2b Notes	0.00	0.00	0.0000000	0.0000000
Class A-3 Notes	53,251,883.11	112,282.00	137.2471214	0.2893866
Class A-4 Notes	0.00	130,141.67	0.0000000	1.3416667
Certificates	0.00	0.00	0.0000000	0.0000000
Total Securities	53,251,883.11	242,423.67

I. COLLECTIONS

Lease Payments: ( Lease SUBI)
Monthly Principal					5,765,471.82
Monthly Interest					2,273,215.96

Total Monthly Payments					8,038,687.78

Interest Rate Cap Payments					0.00
Advances:
Aggregate Monthly Payment Advances					273,430.96
Aggregate Sales Proceeds Advance					19,551,187.40

Total Advances					19,824,618.36
Vehicle Disposition Proceeds:
Reallocation Payments					39,665,758.37
Repurchase Payments					0.00
Net Auction Proceeds					0.00
Recoveries					0.00
Net Liquidation Proceeds					11,502,141.99
Excess Wear and Tear and Excess Mileage					507,718.93
Remaining Payoffs					0.00
Net Insurance Proceeds					682,832.03
Residual Value Surplus					2,259,371.09

Total Collections					82,481,128.55

		Reallocation Payments	Net Insurance Sales	Lease Payoffs	Count
Vehicle Disposition Activity for the current month - Terminated and Sold (included in Vehicle Disposition Proceeds)
Early Termination		22,026,278.00			1,383
Involuntary Repossession		207,930.12			19
Voluntary Repossession		68,071.00			5
Full Termination		17,351,506.25			1,206
Bankruptcty		11,973.00			1
Insurance Payoff			675,236.84		39
Customer Payoff				816,899.00	50
Grounding Dealer Payoff				8,938,966.17	536
Dealer Purchase				2,115,283.41	113

Total		39,665,758.37	675,236.84	11,871,148.58	3,352

II. COLLATERAL POOL BALANCE DATA

	Number	Book Amount	Discount Rate	Securitization Value
Pool Balance - Beginning of Period	24,311	480,593,458.78	7.00000%	403,985,478.74
Total Depreciation Received		(7,232,559.19)		(5,613,935.16)
Principal Amount of Gross Losses	(88)	(1,500,904.00)		(1,279,479.21)
Repurchase / Reallocation	0	0.00		0.00
Early Terminations	(1,156)	(21,337,287.55)		(17,533,668.81)
Scheduled Terminations	(1,939)	(34,124,645.40)		(28,824,799.93)

Pool Balance - End of Period	21,128	416,398,062.64		350,733,595.63
Remaining Pool Balance
Lease Payment				34,084,372.88
Residual Value				316,649,222.75

Total				350,733,595.63

III. DISTRIBUTIONS

Total Collections	82,481,128.55
Reserve Amounts Available for Distribution	0.00

Total Available for Distribution	82,481,128.55

NISSAN AUTO LEASE TRUST 2016-B

Servicer’s Report

1. Amounts due Indenture Trustee as Compensation or Indemnity	0.00
2. Reimbursement of Payment Advance	517,683.42
3. Reimbursement of Sales Proceeds Advance	21,472,208.98
4. Servicing Fee:
Servicing Fee Due	336,654.57
Servicing Fee Paid	336,654.57
Servicing Fee Shortfall	0.00

Total Trustee, Advances and Servicing Fee Paid	22,326,546.97
5. Interest:
Class A-1 Notes Monthly Interest
Class A-1 Notes Interest Carryover Shortfall	0.00
Class A-1 Notes Interest on Interest Carryover Shortfall	0.00
Class A-1 Notes Monthly Available Interest Distribution Amount	0.00
Class A-1 Notes Monthly Interest Paid	0.00
Chg in Class A-1 Notes Int. Carryover Shortfall	0.00
Class A-2a Notes Monthly Interest
Class A-2a Notes Interest Carryover Shortfall	0.00
Class A-2a Notes Interest on Interest Carryover Shortfall	0.00
Class A-2a Notes Monthly Available Interest Distribution Amount	0.00
Class A-2a Notes Monthly Interest Paid	0.00
Chg in Class A-2a Notes Int. Carryover Shortfall	0.00
Class A-2b Notes Monthly Interest
Class A-2b Notes Interest Carryover Shortfall	0.00
Class A-2b Notes Interest on Interest Carryover Shortfall	0.00
Class A-2b Notes Monthly Available Interest Distribution Amount	0.00
Class A-2b Notes Monthly Interest Paid	0.00
Chg in Class A-2b Notes Int. Carryover Shortfall	0.00
Class A-3 Notes Monthly Interest
Class A-3 Notes Interest Carryover Shortfall	0.00
Class A-3 Notes Interest on Interest Carryover Shortfall	0.00
Class A-3 Notes Monthly Available Interest Distribution Amount	112,282.00
Class A-3 Notes Monthly Interest Paid	112,282.00
Chg in Class A-3 Notes Int. Carryover Shortfall	0.00
Class A-4 Monthly Interest
Class A-4 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Interest on Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Available Interest Distribution Amount	130,141.67
Class A-4 Notes Monthly Interest Paid	130,141.67
Chg in Class A-4 Notes Int. Carryover Shortfall	0.00
Certificate Monthly Interest
Certificate Interest Carryover Shortfall	0.00
Certificate Interest on Interest Carryover Shortfall	0.00
Certificate Monthly Available Interest Distribution Amount	0.00
Certificate Monthly Interest Paid	0.00
Chg in Certificate Int. Carryover Shortfall	0.00
Total Note and Certificate Monthly Interest
Total Note and Certificate Monthly Interest Due	242,423.67
Total Note and Certificate Monthly Interest Paid	242,423.67
Total Note and Certificate Interest Carryover Shortfall	0.00
Chg in Total Note and Certificate Int. Carryover Shortfall	0.00
Total Available for Principal Distribution	59,912,157.91
6. Total Monthly Principal Paid on the Notes
Total Monthly Principal Paid on the Class A Notes	53,251,883.11
Total Class A Noteholders’ Principal Carryover Shortfall	0.00
Total Class A Noteholders’ Principal Distributable Amount	53,251,883.11
Chg in Total Class A Noteholders’ Principal Carryover Shortfall	0.00
7. Total Monthly Principal Paid on the Certificates	0.00
Total Certificateholders’ Principal Carryover Shortfall	0.00
Total Certificateholders’ Principal Distributable Amount	0.00
Chg in Total Certificateholders’ Principal Carryover Shortfall	0.00
Remaining Available Collections	6,660,274.80
IV. RESERVE ACCOUNT
Initial Reserve Account Amount	6,785,799.38
Required Reserve Account Amount	20,357,398.13
Beginning Reserve Account Balance	20,357,398.13
Additional Cash Infusion	0.00
Reinvestment Income for the Period	0.00
Reserve Fund Available for Distribution	20,357,398.13
Reserve Fund Draw Amount	0.00
Deposit of Remaining Available Collections	6,660,274.80
Gross Reserve Account Balance	27,017,672.93
Remaining Available Collections Released to Seller	6,660,274.80
Total Ending Reserve Account Balance	20,357,398.13

NISSAN AUTO LEASE TRUST 2016-B

Servicer’s Report

V. POOL STATISTICS

Weighted Average Remaining Maturity			4.52
Monthly Prepayment Speed			92%
Lifetime Prepayment Speed			78%

		$	units
Recoveries of Defaulted and Casualty Receivables		1,119,348.00
Securitization Value of Defaulted Receivables and Casualty Receivables		1,279,479.21	88
Aggregate Defaulted and Casualty Gain (Loss)		(160,131.21)
Pool Balance at Beginning of Collection Period		403,985,478.74
Net Loss Ratio
Current Collection Period		-0.0396%
Preceding Collection Period		0.0282%
Second Preceding Collection Period		0.0333%
Third Preceding Collection Period		-0.0604%
Cumulative Net Losses for all Periods		0.2525%	3,426,764.08

	% of BOP Pool Balance	Amount	Number
Delinquent Receivables:
31-60 Days Delinquent	0.89%	3,584,884.81	234
61-90 Days Delinquent	0.25%	989,798.96	65
91-120 Days Delinquent	0.10%	389,008.22	26
More than 120 Days	0.01%	48,728.44	3

Total Delinquent Receivables:	1.23%	5,012,420.43	328

		Amount	Number
61+ Days Delinquencies as Percentage of Receivables
Current Collection Period		0.35%	0.39%
Preceding Collection Period		0.43%	0.50%
Second Preceding Collection Period		0.37%	0.44%
Third Preceding Collection Period		0.31%	0.33%

60 Day Delinquent Receivables		1,670,713.38
Delinquency Percentage		0.41%
Delinquency Trigger		4.40%
Does the Delinquency Percentage exceed the Delinquency Trigger?		No

		$	units
Aggregate Sales Performance of Auctioned Vehicles
Sales Proceeds		39,377,784.25	2,589
Securitization Value		38,259,536.24	2,589

Aggregate Residual Gain (Loss)		1,118,248.01

		$	units
Cumulative Sales Performance of Auctioned Vehicles
Cumulative Sales Proceeds		455,714,863.16	31,405
Cumulative Securitization Value		458,614,225.89	31,405

Cumulative Residual Gain (Loss)		(2,899,362.73)

VI. RECONCILIATION OF ADVANCES

Beginning Balance of Residual Advance			27,310,990.54
Reimbursement of Outstanding Advance			21,472,208.98
Additional Advances for current period			19,551,187.40

Ending Balance of Residual Advance			25,389,968.96

Beginning Balance of Payment Advance			1,125,557.32
Reimbursement of Outstanding Payment Advance			517,683.42
Additional Payment Advances for current period			273,430.96

Ending Balance of Payment Advance			881,304.86

VII. STATEMENTS TO NOTEHOLDERS

1. Has there been any material change in practices with respect to charge-offs, collection and management of delinquent Leases, and the effect of any grace period, re-aging, re-structuring, partial payments or other practices on delinquency and loss experience?

			NO

2. Have there been any material modifications, extensions or waivers to Lease terms, fees, penalties or payments during the Collection Period?			NO

3. Have there been any material breaches of representations, warranties or covenants contained in the Leases?			NO

4. Has there been any new issuance of notes or other securities backed by the SUBI Assets?			NO

5. Has there been any material additions, removals or substitutions of SUBI Assets, or repurchases of SUBI Assets?			NO

6. Has there been any material change in the underwriting, origination or acquisition of Leases?			NO